Supplement dated September 16, 2010
to the Prospectus for Principal Variable Contracts Funds, Inc.
Dated May 1, 2010

(as supplemented on May 3, 2010, May 19, 2010, and June 16, 2010)

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

GOVERNMENT & HIGH QUALITY BOND ACCOUNT (FORMERLY KNOWN AS MORTGAGE SECURITIES ACCOUNT)
Effective September 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Mortgage Index.

Delete the Average Annual Total Returns table on page 26 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Government & High Quality Bond Account – Class 1	6.47%	4.88%	5.65%
Government & High Quality Bond Account – Class 2	6.21%	4.60%	5.38%
Barclays Capital MBS Fixed Rate Index (reflects no deduction	5.75%	5.79%	6.46%
for fees, expenses, or taxes)
Citigroup Mortgage Index (reflects no deduction for fees,	5.76%	5.81%	6.50%
expenses, or taxes)

SHORT-TERM INCOME ACCOUNT
Effective September 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup US Broad Investment Grade Bond Index.

Delete the Average Annual Total Returns table on page 32 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	Past 1 Year	Past 5 Years	Past 10 Years
Short-Term Income Account – Class 1 (inception	9.94%	3.96%	4.99%
01/12/1994)
Short-Term Income Account – Class 2 (inception	9.81%	3.70%	4.71%
11/06/2001)
Barclays Capital Credit 1-3 Years Index (reflects no deduction	11.59%	4.81%	5.45%
for fees, expenses, or taxes)
Citigroup Broad Investment-Grade Credit 1-3 Years (reflects no	11.04%	4.73%	5.50%
deduction for fees, expenses, or taxes)

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-
income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
• Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-
income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
• Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-
income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
. Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund
. Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund
. Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-
income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
. Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
. Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund
. Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. and Class 1 shares of Principal Variable Contracts Funds Inc. equity funds, fixed-
income funds and specialty funds (“Underlying Funds”); the Sub-Advisor generally categorizes the
Underlying Fund based on the investment profile of the Underlying Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund
• Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund